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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fontana Capital, L.L.C.
Address: 99 Summer St.
         Suite 220
         Boston, MA 02110

Form 13F File Number: 28-11622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nicolas Nesta
Title: COO
Phone: (617) 399-7177

Signature, Place, and Date of Signing:


        Nicolas Nesta                  BOSTON, MA             February 9, 2010
----------------------------   -------------------------   ---------------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      35
Form 13F Information Table Value Total:   3,536 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                  Column 1                       Column 2 Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
------------------------------------------------ -------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                                                   VOTING AUTHORITY
                                                 TITLE OF             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -----------------
               NAME OF ISSUER                      CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------------------ -------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
AMAZON.COM INC CMN                               COM      023135106       94     700 SH       SOLE                   700
APOLLO INVESTMENT CORPORATION MUTUAL FUND        COM      03761U106       41   4,346 SH       SOLE                 4,346
APPLE, INC. CMN                                  COM      037833100      105     500 SH       SOLE                   500
BB&T CORPORATION CMN                             COM      054937107       57   2,237 SH       SOLE                 2,237
BANCO SANTANDER, S.A. SPON ADR                   COM      05964H105       55   3,326 SH       SOLE                 3,326
BANK OF AMERICA CORP CMN                         COM      060505104       56   3,728 SH       SOLE                 3,728
BERKSHIRE HATHAWAY INC. CLASS B                  COM      084670207       56      17 SH       SOLE                    17
BROCADE COMMUNICATIONS SYSTEMS*, INC. CMN        COM      111621306       88  11,500 SH       SOLE                11,500
CDC SOFTWARE CORP SPONSORED ADR CMN              COM      12507Y108       48   5,000 SH       SOLE                 5,000
CATHAY GENERAL BANCORP CMN                       COM      149150104       27   3,584 SH       SOLE                 3,584
CIRRUS LOGIC COMMON STOCK                        COM      172755100       91  13,300 SH       SOLE                13,300
COACH INC CMN                                    COM      189754104       51   1,400 SH       SOLE                 1,400
CREDIT SUISSE GROUP SPON ADR SPONSORED ADR CMN   COM      225401108       51   1,032 SH       SOLE                 1,032
EAST WEST BANCORP INC CMN                        COM      27579R104       57   3,584 SH       SOLE                 3,584
ELECTRONIC ARTS CMN                              COM      285512109       46   2,600 SH       SOLE                 2,600
EPICOR SOFTWARE CORP CMN                         COM      29426L108       46   6,100 SH       SOLE                 6,100
INTL BUSINESS MACHINES CORP CMN                  COM      459200101       92     700 SH       SOLE                   700
ISHARES DOW JONES U.S. REAL ESTATE SECTOR
   INDEX FUND ETF                                ETF      464287739      220   4,800 SH       SOLE                 4,800
ISHARES TR - IBOXX $ HIGH YIELD CORP BD FD ETF   ETF      464288513      222   2,525 SH       SOLE                 2,525
JPMORGAN CHASE & CO CMN                          COM      46625H100       54   1,290 SH       SOLE                 1,290
JUNIPER NETWORKS, INC. CMN                       COM      48203R104       38   1,434 SH       SOLE                 1,434
MICROSOFT CORPORATION CMN                        COM      594918104       88   2,900 SH       SOLE                 2,900
ORACLE CORPORATION CMN                           COM      68389X105       93   3,800 SH       SOLE                 3,800
POWERSHARES WATER RES PORTF EXCHANGE TRADED FUND ETF      73935X575       36   2,150 SH       SOLE                 2,150
PROSHARES TRUST PROSHARES ULTRASHORT LEHMAN
   20+ YEAR TREASURY EXCHANGE-TRADED FUND        ETF      74347R297      748  15,000 SH       SOLE                15,000
SPDR KBW REGIONAL BANKING ETF ETF                ETF      78464A698      463  20,800 SH       SOLE                20,800
SPDR S&P HOMEBUILDERS ETF ETF                    ETF      78464A888       58   3,842 SH       SOLE                 3,842
STIFEL FINANCIAL CORP CMN                        COM      860630102       61   1,032 SH       SOLE                 1,032
TORONTO DOMINION BANK CMN                        COM      891160509       53     840 SH       SOLE                   840
U.S. BANCORP CMN                                 COM      902973304       54   2,380 SH       SOLE                 2,380
VMWARE INC. CMN CLASS A                          COM      928563402       89   2,100 SH       SOLE                 2,100
WELLS FARGO & CO (NEW) CMN                       COM      949746101       54   2,000 SH       SOLE                 2,000
WESTERN ALLIANCE BANCORP CMN                     COM      957638109       22   5,824 SH       SOLE                 5,824
INVESCO LTD. CMN                                 COM      G491BT108       61   2,580 SH       SOLE                 2,580
XL CAPITAL LTD CL-A CMN CLASS A                  COM      G98255105       61   3,354 SH       SOLE                 3,354
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